TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	$ 14,848,000	$ 35,590,000
Value added tax receivables (note 11)	7,004,000	13,462,000
Prepayments and deposits	8,875,000	6,101,000
Income tax receivable	1,213,000	2,638,000
Other taxes receivable	4,824,000	0
Other receivables	1,288,000	646,000
Trade and other receivables	38,052,000	58,437,000
Allowance recorded against trade receivables		0
Collateral held for receivable amounts		0
Later than three months
Disclosure of financial assets [line items]
Trade receivables	0	$ 0
Trade and other receivables
Disclosure of financial assets [line items]
Allowance recorded against trade receivables	0
Collateral held for receivable amounts	$ 0